BREAKDOWN OF EXPENSES - Disclosure of breakdown of expenses (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Interest and accretion	$ 14,760	$ 20,449
Stock-based compensation	1,144,342	479,107	$ 692,091
Total	3,320,081	1,596,658	1,905,475
Total	985,006	386,044	399,720
General and Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Accounting and audit fees	80,162	67,282	80,415
Amortization	143,783	41,201	1,717
Consulting fees	456,296	275,182	125,685
General office expenses	205,710	111,394	68,602
Insurance	21,837	11,928	5,416
Interest and accretion	14,760	20,449	0
Legal fees	191,686	74,528	103,535
Management fees	118,000	110,125	125,390
Rent	42,822	35,325	77,186
Stock-based compensation	1,144,342	479,107	692,091
Transfer agent and filing fees	82,825	77,919	111,709
Wages, salaries and benefits	817,858	292,218	513,729
Total	3,320,081	1,596,658	1,905,475
Research and Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Labor	930,269	386,044	399,720
Materials	54,737	0	0
Total	$ 985,006	$ 386,044	$ 399,720